SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment shares	Dec. 31, 2020 USD ($) segment shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 26, 2018 USD ($)
Product Information [Line Items]
Restricted cash in bank		$ 0	$ 0
Restricted cash		$ 1,134,166	$ 1,556,834
Number of operating segment | segment	1	1
Percentage of total revenue	98.20%	98.20%	97.10%	97.40%
Additional paid in capital		$ 6,845,394	$ 6,734,681
Marketing and advertising expenses		42,493	79,535	$ 2,889
Accrued interest and penalties		0	0
Interest and penalties		$ 0	$ 0	$ 0
Dilutive ordinary share | shares	0	0	0
Maximum insured bank deposit	¥ 500,000	$ 76,500
Total unprotected cash in bank		$ 5,821,000	$ 6,138,000
Issuance of ordinary shares | shares		11,675,216	11,640,820
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		49.00%	49.00%
Tianjin
Product Information [Line Items]
Percentage of agency revenue	65.00%	65.00%	83.00%	95.00%
Chengdu
Product Information [Line Items]
Percentage of agency revenue	30.00%	30.00%	5.00%	0.00%
Yangzhou
Product Information [Line Items]
Percentage of agency revenue	2.00%	2.00%	3.00%	1.00%
Suzhou
Product Information [Line Items]
Percentage of agency revenue	3.00%	3.00%	9.00%	4.00%
IPO
Product Information [Line Items]
Deferred offering costs					$ 2,103,816
Consulting Services
Product Information [Line Items]
Revenue from contact with customers		$ 103,140	$ 155,217	$ 51,818
Percentage of total revenue	1.80%	1.80%	2.90%	2.60%
Subsidiaries and Consolidated Variable Interest Entities
Product Information [Line Items]
Applicable value added tax rates	6.00%	6.00%